The amortized cost and estimated fair value of available-for-sale (AFS) securities as March 31, 2021 and December 31, 2020 is as follows: (Details) - USD ($) $ in Thousands	Mar. 31, 2021	Dec. 31, 2020
Marketable Securities [Line Items]
Available-for-sale Securities, Amortized Cost Basis	$ 45,878	$ 47,467
Available-for-sale Securities, Accumulated Gross Unrealized Gain, before Tax	816	1,084
Available-for-sale Securities, Accumulated Gross Unrealized Loss, before Tax	402	145
Available-for-sale Securities	46,292	48,406
US Government Agencies Debt Securities [Member]
Marketable Securities [Line Items]
Available-for-sale Securities, Amortized Cost Basis	13,177	13,852
Available-for-sale Securities, Accumulated Gross Unrealized Gain, before Tax	215	322
Available-for-sale Securities, Accumulated Gross Unrealized Loss, before Tax	76	67
Available-for-sale Securities	13,316	14,107
Taxable Municipal Notes [Member]
Marketable Securities [Line Items]
Available-for-sale Securities, Amortized Cost Basis	5,654	5,157
Available-for-sale Securities, Accumulated Gross Unrealized Gain, before Tax	138	188
Available-for-sale Securities, Accumulated Gross Unrealized Loss, before Tax	59
Available-for-sale Securities	5,733	5,345
Corporate Debt Securities [Member]
Marketable Securities [Line Items]
Available-for-sale Securities, Amortized Cost Basis	5,790	5,893
Available-for-sale Securities, Accumulated Gross Unrealized Gain, before Tax	137	186
Available-for-sale Securities, Accumulated Gross Unrealized Loss, before Tax		31
Available-for-sale Securities	5,927	6,048
Collateralized Mortgage Backed Securities [Member]
Marketable Securities [Line Items]
Available-for-sale Securities, Amortized Cost Basis	21,257	22,565
Available-for-sale Securities, Accumulated Gross Unrealized Gain, before Tax	326	388
Available-for-sale Securities, Accumulated Gross Unrealized Loss, before Tax	267	47
Available-for-sale Securities	$ 21,316	$ 22,906